CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 25,548	$ 15,609	$ 64,496
Accounts receivable	834	15,773	374
Deposits, prepayments and other receivables	21,601	19,708	19,953
Total current assets	47,983	51,090	84,823
Non-current Asset:
Right-of-use asset	18,715	25,060	0
TOTAL ASSETS	66,698	76,150	84,823
Current Liabilities:
Accounts payable	598	15,696	0
Accrued liabilities and other payables	70,767	56,555	12,290
Amount due to a director	302,446	286,327	199,949
Lease liabilities	19,476	25,671	0
Convertible Promissory Notes		0	33,444
Total current liabilities	393,287	384,249	245,683
Non-current Liability
TOTAL LIABILITIES	393,287	384,249	245,683
Commitments And Contingencies	0	0	0
Shareholders' Deficit
Preferred stock, Class A, $0.001 par value; 175,000,000 shares authorized; 1 share issued and outstanding as of March 31, 2022 and December 31, 2021	0	0	0
Common stock, $0.0001 par value; 500,000,000 shares authorized; 176,168,548 shares issued and outstanding as of March 31, 2022 and December 31, 2021	176,169	176,169	340,269
Additional paid in capital	4,358,612	4,358,612	4,054,600
Accumulated other comprehensive losses	837	(272)	(884)
Accumulated losses	(4,862,207)	(4,842,608)	(4,554,845)
Shareholders' deficit	(326,589)	(308,099)	(160,860)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 66,698	$ 76,150	$ 84,823